Annual Fund Operating Expenses - BBH Select Mid Cap ETF - BBH Select Mid Cap ETF	Dec. 31, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[2]
Expenses (as a percentage of Assets)	0.84%

[1]	Fees reflected in the table as of January 1, 2026.
[2]	Based on estimated expenses for the current fiscal year.